Restructuring, Impairment and Other Charges - Schedule of Net Impairment Charges (Detail) - USD ($) $ in Millions		3 Months Ended	12 Months Ended
	Sep. 30, 2017	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Restructuring Cost And Reserve [Line Items]
Property, Plant and Equipment			$ 7
Other Intangible Assets			8
Goodwill	$ 55	$ 55	73	$ 0	$ 0
Total			88	0	8
Magazines, Catalogs and Logistics
Restructuring Cost And Reserve [Line Items]
Goodwill			68
Magazines, Catalogs and Logistics | Total Operating Segments
Restructuring Cost And Reserve [Line Items]
Property, Plant and Equipment			7
Other Intangible Assets			0
Goodwill			68
Total			75	0	0
Book
Restructuring Cost And Reserve [Line Items]
Goodwill			0
Book | Total Operating Segments
Restructuring Cost And Reserve [Line Items]
Property, Plant and Equipment			0
Other Intangible Assets			5
Goodwill			0
Total			5	0	2
Office Products
Restructuring Cost And Reserve [Line Items]
Goodwill			0
Office Products | Total Operating Segments
Restructuring Cost And Reserve [Line Items]
Property, Plant and Equipment			0
Other Intangible Assets			3
Goodwill			0
Total			3		1
Other
Restructuring Cost And Reserve [Line Items]
Goodwill		$ 5	5
Other | Total Operating Segments
Restructuring Cost And Reserve [Line Items]
Property, Plant and Equipment			0
Other Intangible Assets			0
Goodwill			5
Total			$ 5	$ 0	$ 5